Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Summary of the gross fair value of the Company's derivative contract

			As of
		Fair Value	March 31,	December
(in $ millions)	Balance sheet location	Hierarchy	2022	31, 2021
Interest rate swaps	Other non-current assets	Level 2	$9	$—

Summary of fair values of the Company's outstanding senior secured term loans

		As of		As of
	Fair	March 31, 2022		December 31, 2021
	Value	Carrying	Fair	Carrying	Fair
(in $ millions)	Hierarch	amount (1)	Value	amount (1)	Value
Senior secured initial term loans	Level 2	$235	$226	$236	$233
Senior secured new tranche B-3 term loans	Level 3	$788	$767	$787	$800
(1)	Outstanding principal amount of senior secured term loans less unamortized debt discount and debt issuance costs.

	As of December 31, 2021		As of December 31, 2020
		Fair		Fair
(in $ millions)	Carrying amount(1)	Value	Carrying amount(1)	value
Senior secured initial term loans	$236	$233	$237	$231
Senior secured prior tranche B-1 term loans	$—	$—	$387	$399
Senior secured new tranche B-3 term loans	$787	$800	$—	$—
(1)	Outstanding principal amount of senior secured term loans less unamortized debt discount and debt issuance costs.